Consolidated Statement of Financial Position	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Non-current assets
Plant and equipment	RM 22,012,303	$ 5,420,414	RM 26,582,995
Right-of-use assets	687,863	169,383	739,244
Investment in an associate	1,923,775	473,720
Trade receivables	1,508,742	371,520	2,478,739
Deferred tax asset	175,810	43,292	74,000
Total non-current assets	26,308,493	6,478,329	29,874,978
Current assets
Cash and bank balances	80,243,158	19,759,458	13,901,973
Inventories	2,457,916	605,249	3,049,405
Trade receivables	19,411,022	4,779,863	18,794,355
Contract assets	41,440,035	10,204,392	32,547,589
Other receivables and prepayment (Including RM1,352,792 (USD 333,118) and RM Nil to related party as of December 31, 2025 and 2024 respectively)	17,430,594	4,292,193	12,944,794
Amount due from related parties	2,457,382	605,117	2,420,493
Income tax receivable			758,543
Total current assets	163,440,107	40,246,272	84,417,152
Total assets	189,748,600	46,724,601	114,292,130
Current liabilities
Trade payables	18,315,260	4,510,037	27,396,814
Other payables and accrued liabilities	8,951,463	2,204,251	31,816,499
Convertible securities payable	64,170,406	15,801,627
Bank and other borrowings	45,626,825	11,235,366	32,940,381
Lease liabilities	431,946	106,364	276,524
Amount due to related parties	3,901,595	960,747	2,168,066
Income tax payable	104,021	25,615	1,597
Total current liabilities	141,501,516	34,844,007	94,599,881
Non-current liabilities
Lease liabilities	276,683	68,133	471,295
Bank and other borrowings	17,714,042	4,361,991	2,099,476
Total non-current labilities	17,990,725	4,430,124	2,570,771
Total liabilities	159,492,241	39,274,131	97,170,652
Capital and reserves
Share capital	28,941,506	7,126,694	7,425,257
Reserves	1,704,989	419,845	1,704,989
Retained earnings	95,920	23,620	7,859,024
Other comprehensive income/(loss)	(486,057)	(119,689)	132,208
Attributable to equity owners of the Company	30,256,358	7,450,470	17,121,478
Non-controlling interests	1
Total equity	30,256,359	7,450,470	17,121,478
Total liabilities and equity	RM 189,748,600	$ 46,724,601	RM 114,292,130